Cash, Cash Equivalents and Investments (Tables)	12 Months Ended
Feb. 28, 2019
Cash and Cash Equivalents [Abstract]
Components of Cash, Cash Equivalents and Investments
The components of cash, cash equivalents and investments by fair value level as at February 28, 2019 were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Restricted Cash
Bank balances	$326	$—	$—	$—	$326	$322	$—	$—	$4
Other investments	36	—	—	—	36	—	—	36	—
	362	—	—	—	362	322	—	36	4
Level 1:
Equity securities	10	—	(10)	—	—	—	—	—	—

Level 2:
Term deposits, certificates of deposits, and GICs	85	—	—	—	85	—	55	—	30
Bankers’ acceptances	39	—	—	—	39	4	35	—	—
Commercial paper	264	—	—	—	264	177	87	—	—
Non-U.S. promissory notes	20	—	—	—	20	20	—	—	—
Non-U.S. government sponsored enterprise notes	139	—	—	—	139	25	114	—	—
Non-U.S. treasury bills/notes	35	—	—	—	35	—	35	—	—
U.S. treasury bills/notes	42	—	—	—	42	—	42	—	—
	624	—	—	—	624	226	368	—	30
Level 3:
Auction rate securities	20	2	—	(3)	19	—	—	19	—
	20	2	—	(3)	19	—	—	19	—
	$1,016	$2	$(10)	$(3)	$1,005	$548	$368	$55	$34

The components of cash, cash equivalents and investments by fair value level as at February 28, 2018 were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Restricted Cash and Cash Equivalents
Bank balances	$169	$—	$—	$—	$169	$169	$—	$—	$—
Other investments	35	—	—	—	35	—	—	35	—
	204	—	—	—	204	169	—	35	—
Level 1:
Equity securities	10	—	(8)	—	2	—	2	—	—

Level 2:
Term deposits, certificates of deposits, and GICs	332	—	—	—	332	—	293	—	39
Bankers’ acceptances	211	—	—	—	211	211	—	—	—
Commercial paper	426	—	—	—	426	231	195	—	—
Non-U.S. promissory notes	227	—	—	—	227	102	125	—	—
Non-U.S. government sponsored enterprise notes	200	—	—	—	200	15	185	—	—
Non-U.S. treasury bills/notes	284	—	—	—	284	50	234	—	—
U.S. treasury bills/notes	448	—	(1)	—	447	38	409	—	—
	2,128	—	(1)	—	2,127	647	1,441	—	39
Level 3:
Corporate notes/bonds	1	—	—	—	1	—	—	1	—
Auction rate securities	20	2	—	(3)	19	—	—	19	—
	21	2	—	(3)	20	—	—	20	—
	$2,363	$2	$(9)	$(3)	$2,353	$816	$1,443	$55	$39

Contractual Maturities of Available-for-Sale Investments
The contractual maturities of available-for-sale investments as at February 28, 2019 were as follows:

	Cost Basis	Fair Value
Due in one year or less	$624	$624
Due after five years	17	19
No fixed maturity	10	—
	$651	$643